Deferred tax liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Deferred tax liability [Abstract]
Beginning of period	$ 7,147,000	[1]	$ 6,161,000
Net movement during the year	(535,000)		986,000	[1]
Ending of period	6,612,000		7,147,000	[1]
Deferred tax liability of acquisition [Abstract]
Increase (decrease) in deferred tax liability from foreign exchange movement	$ 583,000
Increase (decrease) in deferred tax liability from business acquisition			$ (1,118,000)

[1]	see Note 27